Convertible notes (Details)		12 Months Ended
	Sep. 24, 2019 USD ($) d shares	Dec. 31, 2021 USD ($) Event	Dec. 31, 2020 USD ($) Event
Convertible notes [Abstract]
Beginning Balance		$ 101,086,000
Ending Balance		$ 105,788,000	$ 101,086,000
Number of events of default or breaches occurred | Event		0	0
Number of scheduled trading day | d	2
Convertible Notes [Member]
Convertible notes [Abstract]
Beginning Balance		$ 101,086,000	$ 96,856,000
Accreted interest		4,702,000	4,230,000
Ending Balance		$ 105,788,000	101,086,000
Aegerion [Member] | Convertible Notes [Member]
Convertible notes [Abstract]
Issue of convertible notes			$ 125,000,000
Annual interest rate	5.00%
Maturity date		April 1, 2025
Conversion ratio (in shares) | shares	386.75
Principal amount of convertible notes for conversion rate	$ 1,000
Minimum percentage ownership on convertible notes for written notice in the event of default		25.00%
Percentage due and payable upon default		100.00%
Maximum period for sole remedy in an event of default		180 days